Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Schedule of Inventories	Inventories consisted of the following:
	As of December 31, 2024	As of December 31, 2025
	US$	US$
Outdoor computing infrastructure container	766	63
Accessories	6	—
	772	63